Average Annual Total Returns - Direxion Daily Russia Bull 2X Shares	Direxion Daily Russia Bull 2X Shares 1 Year	Direxion Daily Russia Bull 2X Shares 5 Years	Direxion Daily Russia Bull 2X Shares Since Inception	Direxion Daily Russia Bull 2X Shares Inception Date	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily Russia Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MVIS Russia Index (reflects no deduction for fees, expenses or taxes) 1 Year	MVIS Russia Index (reflects no deduction for fees, expenses or taxes) 5 Years	MVIS Russia Index (reflects no deduction for fees, expenses or taxes) Since Inception	MVIS Russia Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(68.77%)	0.33%	(35.04%)	May 25, 2011	(68.84%)	0.10%	(35.12%)	May 25, 2011	(40.71%)	0.38%	(13.43%)	May 25, 2011	(0.76%)	15.24%	(0.68%)	May 25, 2011	18.40%	15.22%	13.86%	May 25, 2011